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January 15, 2013	Colleen Bathen Meyer T +1 415 315 6366 F +1 415 315 4819 colleen.meyer@ropesgray.com

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re: DoubleLine Equity Funds (the “Trust”)

Ladies and Gentlemen:

We are filing today via EDGAR a Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, on behalf of DoubleLine Equity Funds, a Massachusetts business trust.

We filed a Form N-8A for the Trust earlier today.

Additional information regarding the Trust, as well as the remaining exhibits to the Registration Statement, will be filed by amendment.

Please direct any questions regarding this filing to me at (415) 315-6366. Thank you for your attention to this matter.

Sincerely,

/s/ Colleen B. Meyer

Colleen B. Meyer

cc:	Neal Zalvan
Timothy W. Diggins Jeremy C. Smith